Exhibit 99.32

Client Name:
Client Project Name:	OBX 2021-NQM2
Start - End Dates:	5/12/2017 - 4/10/2021
Deal Loan Count:	451

Conditions Report 2.0

Loans in Report:	451
Loans with Conditions:	345

14 - Total Active Conditions
14 - Non-Material Conditions
8 - Credit Review Scope
1 - Category: Assets
3 - Category: Credit/Mtg History
2 - Category: DTI
1 - Category: LTV/CLTV
1 - Category: Terms/Guidelines
1 - Property Valuations Review Scope
1 - Category: FEMA
5 - Compliance Review Scope
1 - Category: Compliance Manual
1 - Category: RESPA
1 - Category: Right of Rescission
1 - Category: TILA
1 - Category: TILA/RESPA Integrated Disclosure
583 - Total Satisfied Conditions

98 - Credit Review Scope
6 - Category: Application
20 - Category: Assets
11 - Category: Credit/Mtg History
2 - Category: DTI
3 - Category: Income/Employment
48 - Category: Insurance
2 - Category: LTV/CLTV
5 - Category: Terms/Guidelines
1 - Category: Title
293 - Property Valuations Review Scope
283 - Category: Appraisal
6 - Category: FEMA
4 - Category: Value
192 - Compliance Review Scope
2 - Category: Ability to Repay/Qualified Mortgage
4 - Category: Documentation
1 - Category: Federal Consumer Protection
1 - Category: RESPA
24 - Category: Right of Rescission
1 - Category: State Consumer Protection
2 - Category: State Prepayment Penalty
157 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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